Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.16%

CORPORATE BONDS 33.94%

Banking 3.67%

Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022		$455	$462,517
Banco do Brasil SA†	4.625%	1/15/2025		974	964,513
Banco Internacional del Peru (Peru)†(a)	3.375%	1/18/2023		970	966,460
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		1,380	1,441,625
State Bank of India†(a)	4.00%	1/24/2022		1,000	1,015,228
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021		1,116	1,089,805
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		580	617,965
Total					6,558,113

Building & Construction 0.66%

Dianjian Haiyu Ltd. (China)(a)	3.50%(5 Yr Swap rate + 6.77%)#	—	(b)	1,221	1,183,714

Chemicals 0.95%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027		1,130	1,143,699
OCP SA (Morocco)†(a)	6.875%	4/25/2044		500	545,956
Total					1,689,655

Electric: Distribution/Transportation 1.71%

OmGrid Funding Ltd.†	5.196%	5/16/2027		1,180	1,071,985
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027		930	918,629
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048		950	1,061,257
Total					3,051,871

Electric: Generation 0.20%

Greenko Dutch BV (Netherlands)†(a)	5.25%	7/24/2024		377	364,027

Electric: Integrated 2.26%

Enel Chile SA (Chile)(a)	4.875%	6/12/2028		910	961,961
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021		1,485	1,467,366
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025		1,150	1,139,968
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028		450	473,799
Total					4,043,094

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production 3.40%

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		$900	$972,000
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,130,624
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		1,071	1,173,900
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	952,698
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,838,833
Total					6,068,055

Food: Wholesale 1.04%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	728,343
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		1,199	1,132,049
Total					1,860,392

Foreign Sovereign 1.54%

Petroleos de Venezuela SA (Venezuela)(a)(c)	6.00%	5/16/2024		4,280	999,380
Petroleos Mexicanos(d)	4.875%	2/21/2028	EUR	750	857,584
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	885,550
Total					2,742,514

Gas Distribution 0.83%

Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		955	1,073,181
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028		375	406,406
Total					1,479,587

Integrated Energy 6.97%

Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		360	431,104
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		1,890	1,885,884
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		740	753,135
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		730	752,449
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043		930	968,578
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028		4,835	4,498,967
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047		2,408	2,221,476
Sinopec Group Overseas Development 2017 Ltd. (China)†(a)	3.625%	4/12/2027		930	936,928
Total					12,448,521

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 3.01%

AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	$1,250	$1,306,250
Charming Light Investments Ltd.	4.375%	12/21/2027	780	793,815
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,253,001
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,029,643
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	3.375%	1/24/2020	994	992,925
Total				5,375,634

Metals/Mining (Excluding Steel) 1.08%

Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	508,275
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	785	766,476
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.23%	11/15/2021	410	426,982
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028	200	228,702
Total				1,930,435

Oil Field Equipment & Services 0.61%

State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	759,644
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	327,193
Total				1,086,837

Oil Refining & Marketing 1.38%

Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	1,536	1,520,590
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	952,510
Total				2,473,100

Rail 2.18%

China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,011,939
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	689,253
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(a)	4.85%	11/17/2027	760	774,184
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	1,415	1,426,497
Total				3,901,873

Real Estate Development & Management 1.01%

Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020	930	961,675
China Evergrande Group (China)(a)	8.25%	3/23/2022	850	836,178
Total				1,797,853

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 0.51%

Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028		$930	$909,422

Transportation: Infrastructure/Services 0.93%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027		580	558,786
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036		816	864,960
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022		235	231,314
Total					1,655,060
Total Corporate Bonds (cost $59,244,475)					60,619,757

FOREIGN GOVERNMENT OBLIGATIONS 63.22%

Angola 1.65%

Angolan Government International Bond†(a)	9.375%	5/8/2048		930	1,008,027
Republic of Angola†(a)	8.25%	5/9/2028		1,860	1,945,486
Total					2,953,513

Argentina 3.45%

Province of Santa Fe†(a)	6.90%	11/1/2027		550	407,110
Province of Santa Fe†(a)	7.00%	3/23/2023		985	849,572
Provincia de Buenos Aires†(a)	9.125%	3/16/2024		700	582,750
Provincia de Cordoba†(a)	7.125%	6/10/2021		950	826,025
Provincia of Neuquen Argentina†(a)	7.50%	4/27/2025		1,040	855,400
Republic of Argentina(d)	3.375%	1/15/2023	EUR	860	776,945
Republic of Argentina(a)	6.875%	4/22/2021		$365	334,157
Republic of Argentina(a)	7.50%	4/22/2026		834	709,838
Republic of Argentina(a)	8.28%	12/31/2033		981	817,038
Total					6,158,835

Bahamas 0.69%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024		1,173	1,225,433

Bahrain 0.89%

Bahrain Government International Bond†(a)	6.75%	9/20/2029		979	1,033,064
Bahrain Government International Bond†(a)	7.50%	9/20/2047		525	560,821
Total					1,593,885

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Benin 0.31%

Benin Government International Bond†(d)	5.75%	3/26/2026	EUR	500	$559,473

Bermuda 0.55%

Government of Bermuda†	3.717%	1/25/2027		$1,000	991,250

Brazil 0.89%

Federal Republic of Brazil(a)	4.625%	1/13/2028		562	567,485
Federal Republic of Brazil(a)	5.00%	1/27/2045		1,100	1,016,538
Total					1,584,023

Chile 0.56%

Republic of Chile(a)	3.125%	1/21/2026		983	997,937

Colombia 2.80%

Republic of Colombia(a)	3.875%	4/25/2027		1,810	1,840,336
Republic of Colombia(a)	5.00%	6/15/2045		3,010	3,165,617
Total					5,005,953

Costa Rica 1.27%

Costa Rica Government†(a)	4.25%	1/26/2023		818	777,100
Costa Rica Government†(a)	4.375%	4/30/2025		485	448,019
Costa Rica Government†(a)	5.625%	4/30/2043		1,220	1,039,440
Total					2,264,559

Croatia 0.61%

Republic of Croatia†(a)	5.50%	4/4/2023		1,000	1,085,808

Dominican Republic 2.61%

Dominican Republic†(a)	5.95%	1/25/2027		2,660	2,799,650
Dominican Republic†(a)	6.85%	1/27/2045		1,740	1,868,325
Total					4,667,975

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ecuador 3.03%

Republic of Ecuador†(a)	7.875%	1/23/2028		$2,000	$1,909,500
Republic of Ecuador†(a)	8.75%	6/2/2023		3,327	3,497,509
Total					5,407,009

Egypt 3.10%

Arab Republic of Egypt†(a)	6.125%	1/31/2022		1,860	1,885,737
Arab Republic of Egypt†(a)	6.588%	2/21/2028		2,650	2,602,660
Arab Republic of Egypt†(a)	7.903%	2/21/2048		1,070	1,040,758
Total					5,529,155

El Salvador 1.62%

Republic of EI Salvador†(a)	6.375%	1/18/2027		2,942	2,894,192

Ghana 1.33%

Ghana Government International Bond†(a)	8.95%	3/26/2051		336	337,641
Republic of Ghana†(a)	7.875%	8/7/2023		1,332	1,394,306
Republic of Ghana†(a)	8.627%	6/16/2049		650	635,797
Total					2,367,744

Guatemala 0.50%

Republic of Guatemala†(a)	4.375%	6/5/2027		925	891,053

Honduras 0.40%

Honduras Government†(a)	6.25%	1/19/2027		675	716,344

Hungary 0.55%

Republic of Hungary(a)	5.375%	3/25/2024		896	983,468

Indonesia 1.65%

Republic of Indonesia†(d)	3.75%	6/14/2028	EUR	744	968,256
Republic of Indonesia(a)	4.75%	2/11/2029		$500	536,044
Republic of Indonesia†(a)	4.75%	1/8/2026		835	883,777
Republic of Indonesia(a)	5.35%	2/11/2049		500	555,706
Total					2,943,783

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ivory Coast 0.73%

Ivory Coast Bond†(a)	5.375%	7/23/2024	$1,330	$1,304,513

Jamaica 1.01%

Government of Jamaica(a)	7.875%	7/28/2045	1,507	1,808,400

Kazakhstan 0.79%

Republic of Kazakhstan†(a)	3.875%	10/14/2024	422	435,451
Republic of Kazakhstan†(a)	4.875%	10/14/2044	915	976,670
Total				1,412,121

Kenya 1.44%

Republic of Kenya†(a)	7.25%	2/28/2028	1,671	1,692,021
Republic of Kenya†(a)	8.25%	2/28/2048	874	887,663
Total				2,579,684

Lebanon 1.40%

Republic of Lebanon(a)	6.20%	2/26/2025	1,050	861,037
Republic of Lebanon(a)	6.65%	2/26/2030	2,130	1,641,599
Total				2,502,636

Mexico 1.22%

United Mexican States(a)	4.75%	3/8/2044	2,220	2,185,590

Mongolia 0.77%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	422	438,302
Republic of Mongolia†(a)	5.125%	12/5/2022	930	932,039
Total				1,370,341

Nigeria 2.39%

Republic of Nigeria†(a)	6.375%	7/12/2023	926	958,387
Republic of Nigeria†(a)	6.50%	11/28/2027	2,023	2,004,374
Republic of Nigeria†(a)	9.248%	1/21/2049	1,174	1,304,979
Total				4,267,740

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oman 1.58%

Oman Government International Bond†(a)	4.75%	6/15/2026	$1,729	$1,583,837
Oman Government International Bond†(a)	6.75%	1/17/2048	1,400	1,247,295
Total				2,831,132

Pakistan 1.29%

Pakistan Government International Bond†(a)	8.25%	4/15/2024	2,161	2,312,270

Paraguay 0.99%

Republic of Paraguay†(a)	5.40%	3/30/2050	1,000	1,050,625
Republic of Paraguay†(a)	4.70%	3/27/2027	690	720,439
Total				1,771,064

Poland 0.93%

Republic of Poland(a)	3.25%	4/6/2026	1,633	1,660,939

Qatar 2.49%

State of Qatar†(a)	3.25%	6/2/2026	2,376	2,362,077
State of Qatar†(a)	3.375%	3/14/2024	1,000	1,010,940
State of Qatar†(a)	4.817%	3/14/2049	584	615,555
State of Qatar†(a)	5.103%	4/23/2048	411	451,072
Total				4,439,644

Russia 1.12%

Russian Federation†(a)	4.25%	6/23/2027	600	598,997
Russian Federation†(a)	5.25%	6/23/2047	1,400	1,408,330
Total				2,007,327

Saudi Arabia 2.13%

Saudi International Bond†(a)	3.25%	10/26/2026	2,061	2,010,180
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	1,788,045
Total				3,798,225

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Senegal 1.08%

Republic of Senegal†(a)	6.25%	5/23/2033	$1,128	$1,085,989
Republic of Senegal†(a)	6.25%	7/30/2024	817	849,774
Total				1,935,763

South Africa 1.45%

Republic of South Africa(a)	4.30%	10/12/2028	1,946	1,820,386
Republic of South Africa(a)	6.30%	6/22/2048	750	764,557
Total				2,584,943

Sri Lanka 2.38%

Republic of Sri Lanka†(a)	5.75%	4/18/2023	1,531	1,512,746
Republic of Sri Lanka†(a)	5.875%	7/25/2022	570	572,696
Republic of Sri Lanka†(a)	6.25%	10/4/2020	888	903,395
Republic of Sri Lanka†(a)	7.85%	3/14/2029	1,200	1,255,564
Total				4,244,401

Turkey 4.87%

Export Credit Bank of Turkey†(a)	4.25%	9/18/2022	325	286,833
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021	200	191,420
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024	450	438,764
Republic of Turkey(a)	3.25%	3/23/2023	1,625	1,442,460
Republic of Turkey(a)	4.25%	4/14/2026	2,238	1,885,390
Republic of Turkey(a)	5.625%	3/30/2021	1,451	1,436,390
Republic of Turkey(a)	5.75%	5/11/2047	1,500	1,195,313
Republic of Turkey(a)	7.00%	6/5/2020	1,000	1,011,376
Republic of Turkey(a)	7.25%	12/23/2023	806	813,582
Total				8,701,528

Ukraine 2.72%

Ukraine Government†(a)	7.375%	9/25/2032	2,159	1,929,585
Ukraine Government†(a)	7.75%	9/1/2021	550	547,368
Ukraine Government†(a)	8.994%	2/1/2024	2,370	2,385,829
Total				4,862,782

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Uruguay 0.54%

Republic of Uruguay(a)	4.975%	4/20/2055		$930	$971,850

Uzbekistan 0.56%

Republic of Uzbekistan†(a)	4.75%	2/20/2024		1,000	997,103

Venezuela 0.51%

Republic of Venezuela(a)(c)	12.75%	8/23/2022		2,985	902,962

Vietnam 0.37%

Socialist Republic of Vietnam†(a)	4.80%	11/19/2024		628	658,665
Total Foreign Government Obligations (cost $110,774,216)					112,933,015

SHORT-TERM INVESTMENT 0.53%

Foreign Government Obligation(d) 0.53%

Egypt

Egypt Treasury Bills (cost $932,492)	Zero Coupon	9/10/2019	EGP	17,500	941,952
Total Investments in Securities 97.69% (cost $170,951,183)					174,494,724
Cash and Other Assets in Excess of Liabilities(e) 2.31%					4,123,760
Net Assets 100.00%					$178,618,484

EGP	Egyptian pound.
EUR	euro.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection March 31, 2019 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$7,665,000	$7,376,732	$(250,732)	$(37,535)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $37,535.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P. Morgan	5/14/2019	505,000	$575,797	$568,490	$7,307
euro	Sell	State Street Bank and Trust	5/14/2019	2,350,000	2,683,989	2,645,450	38,539
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$45,846

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	June 2019	2	Long	EUR	264,764	EUR	266,280	$1,701
U.S. 2-Year Treasury Note	June 2019	48	Long		$10,192,683		$10,228,500	35,817
U.S. 5-Year Treasury Note	June 2019	38	Long		4,359,974		4,401,468	41,494
U.S. Long Bond	June 2019	54	Long		7,892,109		8,081,437	189,328
Total Unrealized Appreciation on Open Futures Contracts								$268,340

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Bund	June 2019	10	Short	EUR	(1,637,581)	EUR	(1,663,400)	$(28,962)
U.S. 10-Year Ultra Treasury Bond	June 2019	61	Short		$(7,950,864)		$(8,099,656)	(148,792)
Total Unrealized Depreciation on Open Futures Contracts								$(177,754)

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investment
Corporate Bonds	$—	$60,619,757	$—	$60,619,757
Foreign Government Obligations	—	112,933,015	—	112,933,015
Short-Term Investment
Foreign Government Obligation	—	941,952	—	941,952
Total	$—	$174,494,724	$—	$174,494,724
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(37,535)	—	(37,535)
Forward Foreign Currency Exchange Contracts
Assets	—	45,846	—	45,846
Liabilities	—	—	—	—
Futures Contracts
Assets	268,340	—	—	268,340
Liabilities	(177,754)	—	—	(177,754)
Total	$90,586	$8,311	$—	$98,897

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments					Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.22%

COMMON STOCK 0.08%

Metals & Minerals: Miscellaneous 0.08%

Vedanta Ltd. ADR (cost $57,261)					3	$29,790

	Interest Rate		Maturity Date		Principal Amount (000)
CONVERTIBLE BOND 0.24%

Technology 0.24%

Ctrip.com International Ltd. (China)(a) (cost $96,100)	1.00%		7/1/2020		$95	96,841

CORPORATE BONDS 93.72%

Aerospace/Defense 0.66%

Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025		248	262,570

Air Transportation 0.87%

Gol Finance, Inc. (Brazil)†(a)	7.00%		1/31/2025		150	139,687
Latam Finance Ltd.†	7.00%		3/1/2026		200	203,700
Total						343,387

Auto Parts: Original Equipment 0.50%

Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025		200	196,000

Banks: Regional 16.88%

ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200	203,466
Akbank Turk AS (Turkey)†(a)	7.20	%#(b)	3/16/2027		200	172,535
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021		200	212,794
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020		200	199,703
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027		200	197,752
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027		200	195,475
Banco do Brasil SA†	4.625%		1/15/2025		200	198,052
Banco do Brasil SA†	6.25%	#(b)	—	(c)	200	180,600

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35	%)#	—	(c)	$200	$201,000
Bancolombia SA (Colombia)(a)		5.95%	6/3/2021		150	158,475
Bangkok Bank PCL (Hong Kong)†(a)		5.00%	10/3/2023		200	214,175
Banistmo SA (Panama)†(a)		3.65%	9/19/2022		200	197,500
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90	%#(b)	—	(c)	200	207,900
Bank of China Ltd. (China)†(a)		5.00%	11/13/2024		200	211,510
BBVA Bancomer SA†	5.125	%#(b)	1/18/2033		250	230,812
National Savings Bank (Sri Lanka)†(a)		5.15%	9/10/2019		200	200,424
NBK SPC Ltd. (United Arab Emirates)†(a)		2.75%	5/30/2022		200	197,619
QNB Finansbank AS (Turkey)†(a)		4.875%	5/19/2022		200	188,793
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)		5.25%	5/23/2023		250	252,094
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)		6.125%	2/7/2022		200	208,931
Turkiye Garanti Bankasi AS (Turkey)†(a)		6.25%	4/20/2021		400	390,611
Turkiye Halk Bankasi AS (Turkey)†(a)		4.75%	6/4/2019		200	198,492
Turkiye Is Bankasi AS (Turkey)†(a)		5.00%	4/30/2020		400	389,063
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)		5.75%	1/30/2023		200	177,553
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.875	%#(b)	2/3/2025		300	271,515
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)		8.125%	3/28/2024		200	188,992
Woori Bank (South Korea)†(a)		4.75%	4/30/2024		200	210,463
Yapi ve Kredi Bankasi AS (Turkey)†(a)		8.25%	10/15/2024		200	191,352
Zenith Bank plc (Nigeria)†(a)		6.25%	4/22/2019		200	200,345
Zenith Bank plc (Nigeria)†(a)		7.375%	5/30/2022		400	414,016
Total						6,662,012

Building Materials 0.52%

Cemex Finance LLC†		6.00%	4/1/2024		200	206,500

Business Services 1.40%

Autopistas del Sol SA (Costa Rica)†(a)		7.375%	12/30/2030		190	188,961
DP World PLC (United Arab Emirates)†(a)		6.85%	7/2/2037		300	361,843
Total						550,804

Chemicals 6.21%

Braskem Netherlands Finance BV (Netherlands)†(a)		4.50%	1/10/2028		200	195,200
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)		3.50%	7/19/2022		200	200,026

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	$200	$202,425
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	197,639
GC Treasury Center Co., Ltd. (Thailand)†(a)	4.25%	9/19/2022	200	204,961
Mexichem SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	189,134
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	218,383
Petkim Petrokimya Holding AS (Turkey)†(a)	5.875%	1/26/2023	250	228,626
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	195,133
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	204,471
SASOL Financing USA LLC	5.875%	3/27/2024	200	212,326
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	202,215
Total				2,450,539

Coal 1.04%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	125	121,743
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	324	288,957
Total				410,700

Computer Hardware 0.52%

HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	206,700

Computer Software 0.50%

Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	199,051

Containers 0.51%

Klabin Austria GmbH (Austria)†(a)(d)	7.00%	4/3/2049	200	199,600

Diversified 1.00%

CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	199,966
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	193,500
Total				393,466

Drugs 2.05%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	196,132
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	223,286

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	$170	$139,155
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	251,101
Total				809,674

Electric: Power 10.26%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	212,640
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	197	191,705
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	269,700
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	201,464
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	197,052
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	207,821
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	395,250
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	206,214
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	198,255
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	191,248
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	172,250
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	252,101
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	194,571
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	177,540
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048	200	223,423
Saudi Electricity Global Sukuk Co. 3 (South Africa)†(a)	5.50%	4/8/2044	400	427,180
Stoneway Capital Corp. (Argentina)†(a)	10.00%	3/1/2027	185	180,011
Terraform Global Operating LLC†	6.125%	3/1/2026	157	153,468
Total				4,051,893

Energy Equipment & Services 0.29%

Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%	2/1/2025	150	114,180

Engineering & Contracting Services 2.55%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	200	220,700
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	204,054
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	207,013
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	182,195

See Notes to Schedule of Investments.

16

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Engineering & Contracting Services (continued)

Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%		11/9/2024		$200	$190,954
Total						1,004,916

Financial Services 2.60%

Banco BTG Pactual SA†	7.75	%#(b)	2/15/2029		200	199,000
China Cinda Finance Ltd.	4.10%		3/9/2024		200	204,072
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50	%#(b)	—	(c)	200	199,550
Power Finance Corp. Ltd. (India)†(a)	6.15%		12/6/2028		200	222,533
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		200	200,000
Total						1,025,155

Food 1.41%

Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	178,989
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		200	175,750
Sigma Finance Netherlands BV (Netherlands)†(a)	4.875%		3/27/2028		200	200,242
Total						554,981

Health Care Services 0.48%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	189,002

Household Equipment/Products 0.49%

Turkiye Sise ve Cam Fabrikalari AS†(a)	6.95%		3/14/2026		200	193,746

Investment Management Companies 1.65%

Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%		4/29/2026		200	213,500
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%		6/3/2026		200	203,377
JSC Georgia Capital (Georgia)†(a)	6.125%		3/9/2024		250	236,250
Total						653,127

Machinery: Agricultural 1.51%

Kernel Holding SA (Ukraine)†(a)	8.75%		1/31/2022		200	205,167
MHP Lux SA (Luxembourg)†(a)	6.95%		4/3/2026		200	188,832
MHP SE (Ukraine)†(a)	7.75%		5/10/2024		200	202,388
Total						596,387

See Notes to Schedule of Investments.

17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.50%

Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50	%#(b)	—	(c)	$200	$199,180

Media 0.91%

Grupo Televisa SAB (Mexico)(a)	6.625%		1/15/2040		132	155,203
Myriad International Holdings BV (Netherlands)†(a)	4.85%		7/6/2027		200	205,879
Total						361,082

Metals & Minerals: Miscellaneous 5.08%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040		150	153,196
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%		5/15/2022		66	67,650
First Quantum Minerals Ltd. (Canada)†(a)	7.00%		2/15/2021		62	63,163
First Quantum Minerals Ltd. (Canada)†(a)	7.50%		4/1/2025		200	193,000
Fresnillo plc (Mexico)†(a)	5.50%		11/13/2023		200	211,252
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.71%		11/15/2023		200	215,963
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%		4/11/2023		200	195,833
Nexa Resources SA (Brazil)†(a)	5.375%		5/4/2027		200	206,100
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%		10/30/2022		200	197,252
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045		240	271,141
Vedanta Resources plc (India)†(a)	6.125%		8/9/2024		250	229,106
Total						2,003,656

Natural Gas 1.47%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%		5/7/2020		200	200,500
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%		4/1/2023		200	203,752
Nakilat, Inc. (Qatar)†(a)	6.267%		12/31/2033		158	176,406
Total						580,658

Oil 12.07%

CNOOC Finance 2015 USA LLC	3.50%		5/5/2025		200	202,520
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%		12/15/2021		200	211,006
Ecopetrol SA (Colombia)(a)	4.125%		1/16/2025		325	329,066
Ecopetrol SA (Colombia)(a)	5.875%		5/28/2045		303	315,120
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%		2/6/2028		400	399,129
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%		6/1/2028		200	216,000

See Notes to Schedule of Investments.

18

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	$200	$203,550
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	243,887
Petrobras Global Finance BV (Netherlands)(a)	5.999%	1/27/2028	467	473,771
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	90	89,226
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	355,853
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	47	38,540
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	197,724
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	254,422
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	195,572
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	200	201,890
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	176,675
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	659,895
Total				4,763,846

Oil: Crude Producers 3.31%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	206,847
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	261,250
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	207,450
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	209,000
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	204,000
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028	200	216,750
Total				1,305,297

Paper & Forest Products 1.24%

Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	209,302
Suzano Austria GmbH (Brazil)†(a)	7.00%	3/16/2047	250	279,375
Total				488,677

Real Estate Investment Trusts 6.28%

Agile Group Holdings Ltd. (China)(a)	9.00%	5/21/2020	200	206,812
China Evergrande Group (China)(a)	6.25%	6/28/2021	400	382,253
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	190,063
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	203,646
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	220,546
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	385,901
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	97,250

See Notes to Schedule of Investments.

19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	$200	$179,994
MAF Sukuk Ltd.	4.50%	11/3/2025	200	203,406
Sunac China Holdings Ltd. (China)(a)	8.625%	7/27/2020	200	205,624
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	202,732
Total				2,478,227

Retail 1.05%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	220,827
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	193,802
Total				414,629

Steel 1.66%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	205,070
CSN Resources SA (Brazil)(a)	6.50%	7/21/2020	155	155,389
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	241,108
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,600
Total				656,167

Technology 1.04%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	205,232
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	205,022
Total				410,254

Telecommunications 4.09%

Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	201,250
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	200	210,250
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	200	199,000
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	200,416
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	200	195,575
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	204,833
Telefonica Celular del Paraguay SA (Paraguay)†(a)(d)	5.875%	4/15/2027	200	203,750
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	200,349
Total				1,615,423

See Notes to Schedule of Investments.

20

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 1.12%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042		$200	$229,751
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		200	213,240
Total					442,991
Total Corporate Bonds (cost $36,949,870)					36,994,477

FOREIGN GOVERNMENT OBLIGATIONS 3.18%

Argentina 0.60%

Provincia de la Rioja†(a)	9.75%	2/24/2025		300	238,500

Ghana 0.51%

Ghana Government International Bond†(a)	8.95%	3/26/2051		200	200,977

Mongolia 0.53%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		200	207,726

Qatar 0.53%

State of Qatar†(a)	4.817%	3/14/2049		200	210,807

South Korea 0.52%

Korea Expressway Corp. (South Korea)†(a)	3.625%	10/22/2021		200	204,174

Turkey 0.49%

Export Credit Bank of Turkey†(a)	8.25%	1/24/2024		200	195,006
Total Foreign Government Obligations (cost $1,318,524)					1,257,190
Total Long-Term Investments (cost $38,421,755)					38,378,298

SHORT-TERM INVESTMENTS 2.09%

FOREIGN GOVERNMENT OBLIGATION 0.10%

Foreign Government

Egypt Treasury Bills(e) (cost $38,632)	Zero Coupon	9/10/2019	EGP	725	39,024

See Notes to Schedule of Investments.

21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.99%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $710,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 7/15/2021; value: $800,426; proceeds: $784,061 (cost $783,966)	$784	$783,966
Total Short-Term Investments (cost $822,598)		822,990
Total Investments in Securities 99.31% (cost $39,244,353)		39,201,288
Cash and Other Assets in Excess of Liabilities(f) 0.69%		270,715
Net Assets 100.00%		$39,472,003

EGP	Egyptian pound
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at  March 31, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2023	$1,000,000	$962,392	$(32,711)	$(4,897)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $4,897.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign Issuers.

See Notes to Schedule of Investments.

22

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2019

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2019	18	Long	$3,822,256	$3,835,687	$13,431
U.S. 5-Year Treasury Note	June 2019	14	Long	1,606,306	1,621,593	15,287
U.S. Long Bond	June 2019	9	Long	1,315,352	1,346,907	31,555
Total Unrealized Appreciation on Open Futures Contracts						$60,273

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2019	13	Short	$(1,590,751)	$(1,614,844)	$(24,093)
U.S. 10-Year Ultra Treasury Bond	June 2019	19	Short	(2,476,499)	(2,522,844)	(46,345)
U.S. Ultra Treasury Bond	June 2019	9	Short	(1,459,953)	(1,512,000)	(52,047)
Total Unrealized Depreciation on Open Futures Contracts						$(122,485)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$29,790	$—	$—	$29,790
Convertible Bond	—	96,841	—	96,841
Corporate Bonds	—	36,994,477	—	36,994,477
Foreign Government Obligations	—	1,257,190	—	1,257,190
Short-Term Investments
Foreign Government Obligation	—	39,024	—	39,024
Repurchase Agreement	—	783,966	—	783,966
Total	$29,790	$39,171,498	$—	$39,201,288
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(4,897)	—	(4,897)
Futures Contracts
Assets	60,273	—	—	60,273
Liabilities	(122,485)	—	—	(122,485)
Total	$(62,212)	$(4,897)	$—	$(67,109)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

23

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 104.00%

ASSET-BACKED SECURITIES 11.08%

Automobiles 5.36%

AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021		$15	$15,151
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022		50	50,024
Chesapeake Funding II LLC 2018-2A A2	2.859%	8/15/2030		97	97,014
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022		100	103,287
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022		50	50,156
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024		16	16,128
Exeter Automobile Receivables Trust 2015-1A D†	5.83%	12/15/2021		100	101,069
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026		100	99,738
Santander Drive Auto Receivables Trust 2018-3 D	4.07%	8/15/2024		21	21,340
Total					553,907

Credit Cards 4.25%

American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022		100	100,089
BA Credit Card Trust 2017-A1	1.95%	8/15/2022		25	24,849
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022		100	99,665
Chase Issuance Trust 2016-A5	1.27%	7/15/2021		100	99,620
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022		100	99,296
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026		15	15,384
Total					438,903

Other 1.47%

Ally Master Owner Trust 2018-4 A	3.30%	7/17/2023		89	90,361
SLC Student Loan Trust 2008-1 A4A	4.211%(3 Mo. LIBOR + 1.60%)#	12/15/2032		60	61,929
Total					152,290
Total Asset-Backed Securities (cost $1,139,620)					1,145,100

CORPORATE BONDS 56.93%

Aerospace/Defense 1.42%

Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025		20	20,675
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025		20	21,175
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		5	5,281
Rolls-Royce PLC(b)	6.75%	4/30/2019	GBP	50	65,385
TransDigm, Inc.†	6.25%	3/15/2026		$33	34,320
Total					146,836

See Notes to Schedule of Investments.

24

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Apparel 0.22%

Under Armour, Inc.	3.25%		6/15/2026		$5	$4,571
William Carter Co. (The)†	5.625%		3/15/2027		18	18,675
Total						23,246

Auto Parts: Original Equipment 0.09%

American Axle & Manufacturing, Inc.	6.50%		4/1/2027		10	9,738

Automotive 2.71%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022		20	19,850
BMW US Capital LLC Co.(b)	2.00%		11/20/2019	GBP	40	52,404
Deck Chassis Acquisition, Inc.†	10.00%		6/15/2023		$5	5,306
General Motors Co.	6.75%		4/1/2046		30	31,326
Hyundai Capital America†	3.45%		3/12/2021		24	24,055
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		5	5,039
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	124,490
Tesla, Inc.†	5.30%		8/15/2025		$20	17,400
Total						279,870

Banks: Regional 7.93%

Basler Kantonalbank(b)	0.30%		6/22/2027	CHF	25	25,816
CaixaBank SA(b)	3.50	%#(c)	2/15/2027	EUR	100	117,371
CIT Group, Inc.	6.125%		3/9/2028		$10	11,150
Commonwealth Bank of Australia(b)	2.75%		11/17/2021	AUD	100	72,286
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		$15	18,384
ING Groep NV(b)	1.125%		2/14/2025	EUR	100	113,034
Lloyds Bank plc (United Kingdom)†(a)	6.50%		9/14/2020		$100	104,340
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		50	53,279
Macquarie Group Ltd.†(a)	3.763	%#(c)	11/28/2028		50	48,969
Nordea Eiendomskreditt AS(b)	4.25%		6/16/2021	NOK	500	61,112
Popular, Inc.	6.125%		9/14/2023		$16	16,720
Royal Bank of Canada(a)	2.30%		3/22/2021		50	49,750
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%		1/8/2021		50	50,021
Swedbank Hypotek AB(b)	1.00%		9/15/2021	SEK	700	76,897
Total						819,129

See Notes to Schedule of Investments.

25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.72%

Martin Marietta Materials, Inc.	3.133%(3 Mo. LIBOR + .50%)#	12/20/2019		$75	$74,928

Business Services 1.64%

Ahern Rentals, Inc.†	7.375%	5/15/2023		5	4,631
APX Group, Inc.	7.625%	9/1/2023		10	8,525
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		10	9,825
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		5	4,750
Techem Verwaltungsgesellschaft 674 mbH†(b)	6.00%	7/30/2026	EUR	100	116,547
United Rentals North America, Inc.	5.50%	5/15/2027		$20	20,250
Weight Watchers International, Inc.†	8.625%	12/1/2025		5	4,525
Total					169,053

Chemicals 0.50%

Ashland LLC	6.875%	5/15/2043		10	10,400
CF Industries, Inc.	5.15%	3/15/2034		12	11,460
OCI NV (Netherlands)†(a)	6.625%	4/15/2023		20	20,840
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	4,450
Rayonier AM Products, Inc.†	5.50%	6/1/2024		5	4,712
Total					51,862

Coal 0.10%

CONSOL Energy, Inc.†	11.00%	11/15/2025		5	5,687
Warrior Met Coal, Inc.†	8.00%	11/1/2024		4	4,180
Total					9,867

Computer Hardware 0.40%

Dell International LLC/EMC Corp.†	8.35%	7/15/2046		30	36,309
Western Digital Corp.	4.75%	2/15/2026		5	4,781
Total					41,090

Computer Software 1.36%

InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	100	119,242
MSCI, Inc.†	5.375%	5/15/2027		$10	10,600
TIBCO Software, Inc.†	11.375%	12/1/2021		10	10,651
Total					140,493

See Notes to Schedule of Investments.

26

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Construction/Homebuilding 0.59%

Century Communities, Inc.	5.875%	7/15/2025		$5	$4,775
PulteGroup, Inc.	5.50%	3/1/2026		5	5,181
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	4,936
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	15,661
William Lyon Homes, Inc.	6.00%	9/1/2023		10	9,725
William Lyon Homes, Inc.	7.00%	8/15/2022		15	15,075
Williams Scotsman International, Inc.†	7.875%	12/15/2022		5	5,163
Total					60,516

Containers 0.05%

W/S Packaging Holdings, Inc.†	9.00%	4/15/2023		5	5,250

Drugs 1.93%

Bausch Health Cos, Inc.(b)	4.50%	5/15/2023	EUR	100	113,395
Bausch Health Cos., Inc.†	5.875%	5/15/2023		$25	25,344
Cigna Corp.†	2.965%(3 Mo. LIBOR + .35%)#	3/17/2020		50	49,970
Elanco Animal Health, Inc.†	4.90%	8/28/2028		10	10,635
Total					199,344

Electric: Power 5.56%

AES Corp. (The)	5.125%	9/1/2027		5	5,213
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028		30	30,976
Calpine Corp.	5.50%	2/1/2024		10	9,975
Clearway Energy Operating LLC†	5.75%	10/15/2025		5	5,038
Engie SA(b)	1.375%	2/28/2029	EUR	100	117,623
ESB Finance DAC(b)	6.50%	3/5/2020	GBP	50	68,162
Iberdrola International BV(b)	2.50%	10/24/2022	EUR	100	122,166
Jersey Central Power & Light Co.†	4.70%	4/1/2024		$25	26,639
NRG Energy, Inc.	5.75%	1/15/2028		10	10,638
Origin Energy Finance Ltd. (Australia)†(a)	5.45%	10/14/2021		33	34,594
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021		25	25,821
Puget Energy, Inc.	5.625%	7/15/2022		26	27,760
Southern Power Co.†	3.183%(3 Mo. LIBOR + .55%)#	12/20/2020		51	50,793
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	38,676
Total					574,074

See Notes to Schedule of Investments.

27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electrical: Household 0.05%

Energizer Holdings, Inc.†	6.375%	7/15/2026		$5	$5,138

Electronics 0.25%

Trimble, Inc.	4.90%	6/15/2028		25	25,587

Engineering & Contracting Services 0.04%

Brand Industrial Services, Inc.†	8.50%	7/15/2025		5	4,513

Entertainment 1.84%

Boyne USA, Inc.†	7.25%	5/1/2025		5	5,375
Buena Vista Gaming Authority†	13.00%	4/1/2023		5	4,800
CPUK Finance Ltd.(b)	3.588%	2/28/2042	GBP	100	138,525
Eldorado Resorts, Inc.	6.00%	4/1/2025		$5	5,088
Enterprise Development Authority (The)†	12.00%	7/15/2024		5	5,100
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		5	5,250
Penn National Gaming, Inc.†	5.625%	1/15/2027		5	4,875
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026		20	20,900
Total					189,913

Financial Services 2.63%

Ally Financial, Inc.	8.00%	11/1/2031		10	12,462
BNP Paribas Home Loan SFH SA(b)	0.875%	11/14/2024	EUR	43	50,486
Credit Agricole Public Sector SCF SA(b)	0.875%	8/2/2027		22	25,616
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		$5	4,850
Nasdaq, Inc.(b)(d)	1.75%	3/28/2029	EUR	100	112,793
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026		$5	5,088
Navient Corp.	6.75%	6/25/2025		15	14,911
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	45,468
Total					271,674

See Notes to Schedule of Investments.

28

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food 1.97%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		$10	$10,150
Conagra Brands, Inc.	3.511%(3 Mo. LIBOR + .75%)#	10/22/2020		50	49,957
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	5,285
Ingles Markets, Inc.	5.75%	6/15/2023		5	5,119
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,194
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	123,993
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		$5	4,362
Total					204,060

Government 1.71%

African Development Bank(b)	3.35%	8/8/2028	AUD	84	64,378
International Finance Corp.(b)	4.25%	8/21/2023		60	46,842
OPB Finance Trust(b)	2.98%	1/25/2027	CAD	84	64,987
Total					176,207

Health Care Services 1.18%

AHP Health Partners, Inc.†	9.75%	7/15/2026		$5	5,413
Centene Corp.†	5.375%	6/1/2026		15	15,675
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		10	9,900
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	4,631
HCA, Inc.	5.50%	6/15/2047		25	26,717
Molina Healthcare, Inc.†	4.875%	6/15/2025		10	9,925
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		10	9,902
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,550
Tenet Healthcare Corp.	7.00%	8/1/2025		20	20,325
WellCare Health Plans, Inc.	5.25%	4/1/2025		10	10,387
West Street Merger Sub, Inc.†	6.375%	9/1/2025		5	4,888
Total					122,313

Insurance 0.50%

CNO Financial Group, Inc.	5.25%	5/30/2025		5	5,191
Genworth Holdings, Inc.	4.90%	8/15/2023		10	8,475
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		30	33,564
York Risk Services Holding Corp.†	8.50%	10/1/2022		5	4,100
Total					51,330

See Notes to Schedule of Investments.

29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)			Fair Value
Investment Management Companies 0.47%

BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026			$50		$48,981

Leisure 1.13%

Piaggio & C SpA(b)	3.625%	4/30/2025		EUR	100		117,120

Machinery: Agricultural 0.31%
BAT Capital Corp.	3.564%(3 Mo. LIBOR + .88%)#	8/15/2022			$28		27,916
Pyxus International, Inc.	9.875%	7/15/2021			5		4,425
Total							32,341

Machinery: Industrial/Specialty 0.15%

Cloud Crane LLC†	10.125%	8/1/2024			5		5,387
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025			10		9,925
Total							15,312

Manufacturing 0.62%

General Electric Co.	3.10%	1/9/2023			2		1,989
General Electric Co.	3.15%	9/7/2022			3		2,992
General Electric Co.	3.375%	3/11/2024			2		1,991
General Electric Co.	3.45%	5/15/2024			—	(e)	996
General Electric Co.	3.587%(3 Mo. LIBOR + .80%)#	4/15/2020			25		24,983
General Electric Co.	5.30%	2/11/2021			14		14,497
General Electric Co.	6.15%	8/7/2037			15		16,441
Total							63,889

Media 1.95%

AMC Networks, Inc.	4.75%	8/1/2025			5		4,975
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027			25		26,007
Cox Communications, Inc.†	8.375%	3/1/2039			35		46,129
EW Scripps Co. (The)†	5.125%	5/15/2025			5		4,775
Gray Television, Inc.†	7.00%	5/15/2027			17		18,105
NBCUniversal Enterprise, Inc.†	5.25%	—	(f)		100		101,539
Total							201,530

See Notes to Schedule of Investments.

30

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate			Maturity Date	Principal Amount (000)		Fair Value
Metals & Minerals: Miscellaneous 0.79%

Barminco Finance Pty Ltd. (Australia)†(a)		6.625%		5/15/2022		$5	$5,125
Freeport-McMoRan, Inc.		3.875%		3/15/2023		10	9,881
Glencore Finance Canada Ltd. (Canada)†(a)		5.55%		10/25/2042		20	20,010
Goldcorp, Inc. (Canada)(a)		3.70%		3/15/2023		25	25,429
Teck Resources Ltd. (Canada)†(a)		8.50%		6/1/2024		20	21,445
Total							81,890

Oil 6.50%

California Resources Corp.†		8.00%		12/15/2022		13	10,241
Canadian Oil Sands Ltd. (Canada)†(a)		4.50%		4/1/2022		50	50,772
Cenovus Energy, Inc. (Canada)(a)		5.70%		10/15/2019		19	19,508
Chesapeake Energy Corp.		7.00%		10/1/2024		10	10,013
Continental Resources, Inc.		5.00%		9/15/2022		50	50,429
Denbury Resources, Inc.		5.50%		5/1/2022		25	17,500
Ecopetrol SA (Colombia)(a)		5.875%		5/28/2045		30	31,200
ENI SPA(b)		0.625%		9/19/2024	EUR	100	113,323
Eni USA, Inc.		7.30%		11/15/2027		$40	48,764
Hilcorp Energy I LP/Hilcorp Finance Co.†		5.75%		10/1/2025		5	4,938
Indigo Natural Resources LLC†		6.875%		2/15/2026		10	8,900
Marathon Petroleum Corp.†		5.375%		10/1/2022		50	50,750
MEG Energy Corp. (Canada)†(a)		6.50%		1/15/2025		6	5,933
MEG Energy Corp. (Canada)†(a)		7.00%		3/31/2024		11	10,312
Noble Holding International Ltd.†		7.875%		2/1/2026		10	9,313
Oasis Petroleum, Inc.		6.875%		3/15/2022		15	15,187
Petroleos Mexicanos (Mexico)(a)		5.35%		2/12/2028		30	27,915
Petroleos Mexicanos (Mexico)(a)		6.375%		2/4/2021		20	20,790
Phillips 66		3.246%(3 Mo. LIBOR + .60%)#	right; font-family: Arial, Helvetica, Sans-Serif">101,000			115,542	114,034	(1,508)
Indonesian rupiah	Buy	Goldman Sachs		4/30/2019		130,000,000	9,128	9,084	(44)
Japanese yen	Buy	Bank of America		4/26/2019		1,571,000	14,285	14,205	(80)
Japanese yen	Buy	Goldman Sachs		4/26/2019		171,275,000	1,578,219	1,548,701	(29,518)
Mexican peso	Buy	Goldman Sachs		4/30/2019		215,000	11,144	11,027	(117)
South African rand	Buy	Toronto Dominion Bank		4/30/2019		463,000	33,515	31,981	(1,534)
South Korean won	Buy	Bank of America		6/5/2019		137,500,000	122,748	121,068	(1,680)
Swiss franc	Buy	Bank of America		4/30/2019		22,000	22,380	22,153	(227)
Thai baht	Buy	Bank of America		4/30/2019		994,000	31,607	31,344	(263)
Turkish lira	Buy	Bank of America		4/30/2019		187,000	33,403	32,424	(979)
Australian dollar	Sell	Bank of America		4/30/2019		100,000	70,939	71,044	(106)
Australian dollar	Sell	Toronto Dominion Bank		4/30/2019		91,000	63,955	64,650	(695)
Canadian dollar	Sell	Goldman Sachs		4/30/2019		52,000	38,940	38,941	(1)
Canadian dollar	Sell	Morgan Stanley		4/30/2019		79,000	58,780	59,160	(380)
Israeli new shekel	Sell	Goldman Sachs		4/30/2019		81,000	22,181	22,339	(158)
New Zealand dollar	Sell	Goldman Sachs		6/10/2019		21,000	14,307	14,320	(13)
Swedish krona	Sell	Goldman Sachs		6/11/2019		890,000	95,011	96,228	(1,217)
Swiss franc	Sell	Morgan Stanley		4/30/2019		22,000	22,029	22,153	(124)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts									$(43,142)

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2019	5	Long	$573,681	$579,141	$5,460

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	2	Short	$(424,809)	$(426,188)	$(1,379)
U.S. 10-Year Ultra Treasury Bond	June 2019	1	Short	(130,342)	(132,781)	(2,439)
Total Unrealized Depreciation on Open Futures Contracts						$(3,818)

See Notes to Schedule of Investments.

39

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,145,100	$—	$1,145,100
Corporate Bonds	—	5,882,728	—	5,882,728
Foreign Government Obligations	—	1,825,996	—	1,825,996
Government Sponsored Enterprises Pass-Throughs	—	830,334	—	830,334
Non-Agency Commercial Mortgage-Backed Securities	—	219,991	—	219,991
U.S. Treasury Obligations	—	842,116	—	842,116
Short-Term Investments
Foreign Government Obligation	—	44,591	—	44,591
Repurchase Agreement	—	267,104	—	267,104
Total	$—	$11,057,960	$—	$11,057,960
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(5,646)	—	(5,646)
Forward Foreign Currency Exchange Contracts
Assets	—	11,423	—	11,423
Liabilities	—	(43,142)	—	(43,142)
Futures Contracts
Assets	5,460	—	—	5,460
Liabilities	(3,818)	—	—	(3,818)
Total	$1,642	$(37,365)	$—	$(35,723)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

40

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.63%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	592,444	$7,797
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	2,734,511	13,919
Lord Abbett Fundamental Equity Fund-Class I(e)	1,094,143	13,228
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	521,457	14,788
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	432,569	11,030
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	3,452,377	25,306
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	486,060	5,595
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	2,109,705	26,646
Lord Abbett Securities Trust-International Value Fund-Class I(k)	3,865,912	26,636
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	835,566	22,560
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	474,730	4,752
Total Investments in Underlying Funds (cost $180,019,502)		172,257

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%
Repurchase Agreement
Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $155,000 of U.S.Treasury Inflation Index at .625% due 7/15/2021; value: $174,741; proceeds: $167,308 (cost $167,288)	$167	167
Total Investments in Securities 99.73% (cost $180,186,790)		172,424
Other Assets in Excess of Liabilities(n) 0.27%		471
Net Assets 100.00%		$172,895

*	Non-income producing security.
(a)	Affiliated issuer (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.

See Notes to Schedule of Investments.

41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2019

(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and written swaptions as follows:

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
EURO-STOXX	June 2019	72	Long	EUR	2,305,449	EUR	2,355,840	$56,526
MSCI Emerging Market INDEX	June 2019	37	Long		$1,938,509		$1,956,190	17,681
Total Unrealized Appreciation on Open Futures Contracts								$74,207

Type	Expiration	Contracts	Position		Notional Amount	Notional Value		Unrealized Depreciation
E-Mini MSCI EAFE INDEX	June 2019	21	Short		$(1,933,321)		$(1,959,720)	$(26,399)
E-Mini NASDAQ 100	June 2019	28	Short		(3,950,321)		(4,144,280)	(193,959)
E-Mini S&P 500 Index	June 2019	37	Short		(5,104,694)		(5,249,930)	(145,236)
U.S. 10-Year Treasury Note	June 2019	67	Short		(8,198,484)		(8,322,656)	(124,172)
U.S. Ultra Treasury Bond	June 2019	14	Short		(2,271,038)		(2,352,000)	(80,962)
Total Unrealized Depreciation on Open Futures Contracts								$(570,728)

Open Written Swaptions at March 31, 2019:

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount	Unrealized Depreciation
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)	Morgan Stanley	March 2022	69,000,000	$(45,071)

(1)	At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $2,423,194 and an interest rate component to be determined at a future date.

See Notes to Schedule of Investments.

42

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$172,257	$—	$—	$172,257
Short-Term Investment
Repurchase Agreement	—	167	—	167
Total	$172,257	$167	$—	$172,424
Other Financial Instruments
Futures Contracts
Assets	$74	—	—	$74
Liabilities	(571)	—	—	(571)
Written Swaptions
Assets	—	—	—	—
Liabilities	—	(45)	—	(45)
Total	$(497)	$(45)	$—	$(542)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

43

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Global Bond Fund (“Global Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund, Global Bond Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.
44

Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended March 31, 2019:

45

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2018	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2019	Fair Value at 3/31/2019	Net Realized Gain 1/1/2019 to 3/31/2019	Dividend Income 1/1/2019 to 3/31/2019	Change in Appreciation (Depreciation) 1/1/2019 to 3/31/2019
Lord Abbett Fundamental Equity Fund-Class I	—	1,142,509	(48,366)	1,094,143	$13,228,191	$(61,377)	$36,329	$(615,563)
Lord Abbett Investment Trust-Convertible Fund-Class I	715,288	3,126	(125,970)	592,444	7,796,570	79,590	41,134	820,595
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	2,976,528	38,688	(280,705)	2,734,511	13,918,659	(123,150)	197,273	953,832
Lord Abbett Investment Trust-High Yield Fund-Class I	3,552,203	111,042	(210,868)	3,452,377	25,305,925	(23,088)	394,024	1,483,262
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	530,379	27,120	(71,439)	486,060	5,594,556	(62,067)	56,937	148,512
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	712,013	—	(190,556)	521,457	14,788,524	(788,678)	—	3,721,842
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	489,851	—	(57,282)	432,569	11,030,514	(15,850)	—	2,014,356
Lord Abbett Securities Trust-International Equity Fund-Class I	2,232,003	—	(122,298)	2,109,705	26,645,580	(100,781)	—	2,571,693
Lord Abbett Securities Trust-International Value Fund-Class I	3,971,715	28,461	(134,264)	3,865,912	26,636,134	(112,240)	196,094	1,829,686
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	189,605	679,845	(33,884)	835,566	22,560,280	(286,409)	9,028	(851,574)
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	32,980	441,750	—	474,730	4,752,043	—	19,878	5,987
Total					$172,256,976	$(1,494,050)	$950,697	$12,082,628

5. SUBSEQUENT EVENT

On April 3, 2019, the Board approved a proposal to reorganize Multi-Asset Global Opportunity Fund and Multi-Asset Growth Fund into Multi-Asset Balanced Opportunity Fund (both a Fund of Lord Abbett Investment Trust) creating a single larger surviving fund. The reorganization is currently expected to occur on or about June 21, 2019, though it may be delayed.

46

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2019, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.80%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	13.10%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	3.20%
Lord Abbett Investment Trust-Convertible Fund-Class I	4.50%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	6.40%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	8.10%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	8.60%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.70%
Lord Abbett Investment Trust-High Yield Fund-Class I	14.70%
Lord Abbett Securities Trust-International Value Fund-Class I	15.50%
Lord Abbett Securities Trust-International Equity Fund-Class I	15.50%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

47

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
FireEye, Inc., 1,625%, 6/1/2035	4.02%
SunPower Corp., 4.00%, 1/15/2023	3.66%
Tesla Energy Operations, Inc., 1.625%, 11/1/2019	3.64%
Fortive Corp., .875%, 2/15/2022	3.62%
Microchip Technology, Inc., 1.625%, 2/15/2025	3.23%
Danaher Corp., 4.75%	2.30%
Wells Fargo & Co., 7.50%	2.26%
DISH Network Corp., 3.375%, 8/15/2026	1.88%
Crown Castle International Corp., , 6.875%	1.87%
Advanced Micro Devices, Inc., 2.125%, 9/1/2028	1.83%

Holdings by Sector*	% of Investments
Automotive	2.34%
Banking	2.86%
Basic Industry	2.22%
Capital Goods	5.50%
Consumer Goods	0.40%
Energy	5.46%
Healthcare	14.29%
Leisure	4.09%
Media	4.00%
Real Estate	4.00%
Retail	3.37%
Services	4.78%
Technology & Electronics	37.70%
Telecommunications	1.10%
Transportation	3.33%
Utility	1.70%
Repurchase Agreement	2.86%
Total	100.00%

*	A sector may comprise several industries.
48

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 2/12/2028	2.58%
Republic of Ecuador, 8.75%, 6/2/2023	2.00%
Republic of Colombia, 5.00%, 6/15/2045	1.81%
Republic of EI Salvador, 6.375%, 1/18/2027	1.66%
Dominican Republic, 5.95%, 1/25/2027	1.60%
Arab Republic of Egypt, 6.5888%, 2/21/2028	1.49%
Ukraine Government, 8.994%, 2/1/2024	1.37%
State of Qatar, 3.25%, 6/2/2026	1.35%
Pakistan Government International Bond, 8.25%, 4/15/2024	1.33%
Petroleos Mexicanos, 6.75%, 9/21/2047	1.27%

Holdings by Sector*	% of Investments
Banking	4.12%
Basic Industry	2.75%
Consumer Goods	1.07%
Energy	13.50%
Financial Services	3.08%
Foreign Sovereign	66.47%
Real Estate	1.03%
Telecommunications	0.52%
Transportation	3.19%
Utility	4.27%
Total	100.00%

*	A sector may comprise several industries.
49

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Johnson & Johnson	3.91%
JPMorgan Chase & Co.	3.71%
Bank of America Corp.	3.55%
Merck & Co., Inc.	3.29%
Verizon Communications, Inc.	2.85%
Wells Fargo & Co.	2.62%
Pfizer, Inc.	2.61%
Citigroup, Inc.	2.54%
PepsiCo, Inc.	2.37%
United Technologies Corp.	2.29%

Holdings by Sector*	% of Investments
Communication Services	6.97%
Consumer Discretionary	5.57%
Consumer Staples	7.62%
Energy	9.59%
Financials	21.75%
Healthcare	14.34%
Industrials	12.40%
Information Technology	12.36%
Materials	3.28%
Real Estate	1.59%
Utility	3.35%
Repurchase Agreement	1.18%
Total	100.00%

*	A sector may comprise several industries.
50

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust. – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	4.48%
Amazon.com, Inc.	4.11%
Microsoft Corp.	3.08%
Mastercard, Inc. Class A	2.80%
PayPal Holdings, Inc.	2.11%
Intuitive Surgical, Inc.	2.10%
Planet Fitness, Inc. Class A	2.01%
Vertex Pharmaceuticals, Inc.	1.97%
ServiceNow, Inc.	1.97%
Trade Desk, Inc. (The) Class A	1.96%

Holdings by Sector*	% of Investments
Communication Services	10.26%
Consumer Discretionary	20.89%
Financials	2.09%
Health Care	16.32%
Industrials	5.19%
Information Technology	41.21%
Real Estate	1.06%
Repurchase Agreement	2.98%
Total	100.00%

*	A sector may comprise several industries.
51

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.92%
Global Payments, Inc.	2.04%
Edwards Lifesciences Corp.	1.92%
O’Reilly Automotive, Inc.	1.91%
TransDigm Group, Inc.	1.88%
SBA Communications Corp.	1.78%
Fortive Corp.	1.78%
Burlington Stores, Inc.	1.75%
Dollar General Corp.	1.75%
Fidelity National Information Services, Inc.	1.66%

Holdings by Sector*	% of Investments
Communication Services	1.86%
Consumer Discretionary	15.23%
Consumer Staples	2.76%
Energy	1.09%
Financials	7.35%
Health Care	15.19%
Industrials	17.35%
Information Technology	31.72%
Materials	4.59%
Real Estate	1.78%
Repurchase Agreement	1.08%
Total	100.00%

*	A sector may comprise several industries.
52

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust Fund – HighYield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.70%
T-Mobile USA, Inc., 6.50%, 1/15/2026	0.81%
Ally Financial, Inc., 8.00%, 11/1/2031	0.69%
Tenet Healthcare Corp., 5.125%, 5/1/2025	0.64%
Altice France SA, 7.375%, 5/1/2026	0.61%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	0.60%
Tesla, Inc., 5.30%, 8/15/2025	0.57%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026	0.57%
HCA, Inc., 5.50%, 6/15/2047	0.56%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	0.55%

Holdings by Sector*	% of Investments
Automotive	2.74%
Banking	2.77%
Basic Industry	11.26%
Capital Goods	5.84%
Commercial Mortgage Backed	0.32%
Consumer Goods	3.54%
Energy	12.88%
Financial Services	2.48%
Foreign Sovereign	0.92%
Health Care	12.27%
Insurance	1.28%
Leisure	5.11%
Media	10.81%
Real Estate	0.39%
Retail	5.68%
Services	5.02%
Technology & Electronics	3.98%
Telecommunications	5.47%
Transportation	1.95%
Utility	4.38%
Repurchase Agreement	0.91%
Total	100.00%

*	A sector may comprise several industries.
53

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.50%, 1/31/2021	1.01%
VNDO Mortgage Trust 2012-6AVE A, 2.9956%, 11/15/2030	0.72%
Ally Master Owner Trust 2018-4 A, 3.30%, 7/1/2023	0.58%
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	0.55%
California Republic Auto Receivables Trust 2016-1 B, 3.43%, 2/15/2022	0.51%
Ford Credit Auto Owner Trust 2015-1 A, 2.12%, 7/15/2026	0.51%
DBWF Mortgage Trust 2018-AMXP A, 3.873%, 5/5/2035	0.49%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.9054%, 5/5/2030	0.50%
BBCMS Mortgage Trust 2018-TALL A, 3.2058%, 3/15/2037	0.46%
Synchrony Credit Card Master Note Trust 2018-2 A, 3.47%, 5/15/2026	0.43%

Holdings by Sector*	% of Investments
Auto	2.27%
Basic Industry	0.36%
Capital Goods	1.35%
Consumer Cyclicals	1.58%
Consumer Discretionary	0.60%
Consumer Services	1.09%
Consumer Staples	0.62%
Energy	8.04%
Financial Services	59.80%
Foreign Government	0.66%
Healthcare	2.78%
Integrated Oils	0.52%
Materials and Processing	5.18%
Municipal	0.10%
Other	0.17%
Producer Durables	2.13%
Technology	2.98%
Telecommunications	1.32%
Transportation	0.65%
U.S. Government	3.77%
Utility	2.08%
Repurchase Agreement	1.95%
Total	100.00%

*	A sector may comprise several industries.
54

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Alibaba Group Holding Ltd	2.46%
AIA Group Ltd.	2.45%
Novartis AG Registered Shares	2.00%
AstraZeneca plc	1.89%
Nestle SA Registered Shares	1.89%
BHP Group Ltd.	1.83%
Vinci SA	1.82%
Allianz SE Registered Shares	1.80%
ICICI Bank Ltd.	1.70%
SAP SE	1.67%

Holdings by Sector*	% of Investments
Communication Services	6.00%
Consumer Discretionary	10.67%
Consumer Staples	8.59%
Energy	7.71%
Financials	25.23%
Health Care	8.24%
Industrials	10.82%
Information Technology	9.61%
Materials	8.44%
Real Estate	2.92%
Utilities	1.09%
Repurchase Agreement	0.68%
Total	100.00%

*	A sector may comprise several industries.
55

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.29%
Novartis AG Registered Shares	3.18%
Total SA	3.06%
Royal Dutch Shell plc Class A	2.95%
Sanofi	2.73%
Toyota Motor Corp.	2.70%
iShares MSCI Japan ETF	2.12%
Anglo American plc	2.10%
BHP Group Ltd.	1.91%
Sumitomo Mitsui Financial Group, Inc.	1.83%

Holdings by Sector*	% of Investments
Communication Services	2.18%
Consumer Discretionary	10.32%
Consumer Staples	6.60%
Energy	11.43%
Exchange Traded Fund	2.12%
Financials	27.19%
Health Care	10.49%
Industrials	9.08%
Information Technology	3.28%
Materials	6.61%
Real Estate	5.88%
Utilities	2.58%
Repurchase Agreement	2.24%
Total	100.00%

*	A sector may comprise several industries.
56

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.43%
KeyCorp	2.08%
Edison International	1.83%
Citizens Financial Group, Inc.	1.77%
Alexandria Real Estate Equities, Inc.	1.76%
Hubbell, Inc.	1.75%
UDR, Inc.	1.70%
Noble Energy, Inc.	1.69%
Hartford Financial Services Group, Inc. (The)	1.68%
Stanley Black & Decker, Inc.	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.21%
Consumer Staples	4.53%
Energy	7.51%
Financials	18.95%
Health Care	8.48%
Industrials	17.01%
Information Technology	10.16%
Materials	6.38%
Real Estate	9.14%
Utilities	7.17%
Repurchase Agreement	0.46%
Total	100.00%

2/26/2021	50		50,001
SM Energy Co.	6.75%	9/15/2026		10	9,638
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		10	7,300
Transocean, Inc.†	7.50%	1/15/2026		10	9,925
Valero Energy Corp.	10.50%	3/15/2039		25	39,978
Woodside Finance Ltd. (Australia)†(a)	4.60%	5/10/2021		18	18,403
YPF SA (Argentina)†(a)	8.75%	4/4/2024		30	30,225
Total					671,258

See Notes to Schedule of Investments.

31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil: Crude Producers 0.57%

Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		$10	$10,513
NGPL PipeCo LLC†	4.875%		8/15/2027		5	5,069
Plains All American Pipeline LP	6.125	%#(c)	—	(f)	5	4,695
Rockies Express Pipeline LLC†	6.875%		4/15/2040		5	5,391
Sabine Pass Liquefaction LLC	5.875%		6/30/2026		30	33,417
Total						59,085

Oil: Integrated Domestic 0.20%

Bristow Group, Inc.†	8.75%		3/1/2023		5	3,625
National Oilwell Varco, Inc.	3.95%		12/1/2042		20	16,948
Total						20,573

Paper & Forest Products 0.24%

Fibria Overseas Finance Ltd. (Brazil)(a)	5.25%		5/12/2024		19	19,974
Mercer International, Inc. (Canada)(a)	5.50%		1/15/2026		5	4,925
Total						24,899

Real Estate Investment Trusts 2.54%

Country Garden Holdings Co. Ltd. (China)(a)	4.75%		1/17/2023		200	192,950
GEO Group, Inc. (The)	6.00%		4/15/2026		10	8,450
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5	5,387
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023		10	9,075
VEREIT Operating Partnership LP	4.875%		6/1/2026		40	41,715
WeWork Cos., Inc.†	7.875%		5/1/2025		5	4,625
Total						262,202

Retail 0.29%

Alimentation Couche-Tard, Inc. (Canada)†(a)	3.108%(3 Mo. LIBOR + .50	%)#	12/13/2019		10	9,999
CEC Entertainment, Inc.	8.00%		2/15/2022		5	4,650
IRB Holding Corp.†	6.75%		2/15/2026		5	4,713
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%		6/1/2027		11	10,835
Total						30,197

See Notes to Schedule of Investments.

32

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel 0.33%

Baffinland Iron Mines Corp. (Canada)†(a)	8.75%	7/15/2026		$5	$5,044
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		10	9,600
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026		18	19,656
Total					34,300

Technology 0.35%

Match Group, Inc.†	5.00%	12/15/2027		5	5,063
Netflix, Inc.	5.875%	2/15/2025		29	31,411
Total					36,474

Telecommunications 4.17%

Altice France SA (France)†(a)	7.375%	5/1/2026		25	24,563
British Telecommunications PLC(b)	8.625%	3/26/2020	GBP	30	41,859
Crystal Almond SARL†(b)	10.00%	11/1/2021	EUR	100	120,527
Deutsche Telekom International Finance(b)	1.375%	12/1/2025		100	117,508
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023		$20	21,490
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023		35	31,238
Sprint Capital Corp.	6.875%	11/15/2028		15	14,456
T-Mobile USA, Inc.	6.50%	1/15/2026		20	21,400
Telstra Corp. Ltd.(b)	7.75%	7/15/2020	AUD	50	38,007
Total					431,048

Toys 0.10%

Mattel, Inc.†	6.75%	12/31/2025		$10	9,862

Transportation: Miscellaneous 0.83%

Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021		75	85,736
Total Corporate Bonds (cost $5,887,743)					5,882,728

FOREIGN GOVERNMENT OBLIGATIONS(b) 17.67%

Argentina 1.40%

Republic of Argentina (Argentina)(a)	5.625%	1/26/2022		167	144,371

See Notes to Schedule of Investments.

33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas 0.29%

Commonwealth of Bahamas (Bahamas)†(a)	6.95%	11/20/2029	$27	$29,666

Belgium 0.39%

Kingdom of Belgium Government Bond†	0.80%	6/22/2028	22	25,823
Kingdom of Belgium Government Bond†	1.60%	6/22/2047	4	4,736
Kingdom of Belgium Government Bond†	1.90%	6/22/2038	8	10,256
Total				40,815

Brazil 0.25%

Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2022	130	25,902

Canada 1.44%

Municipal Finance Authority of British Columbia	1.75%	10/15/2020	88	65,818
Province of Ontario Canada	2.90%	6/2/2028	65	50,719
South Coast British Columbia Transportation Authority	3.80%	11/2/2020	42	32,401
Total				148,938

China 0.57%

China Development Bank	3.68%	2/26/2026	400	59,055

El Salvador 0.30%

Republic of EI Salvador (EI Salvador)†(a)	6.375%	1/18/2027	32	31,480

France 1.95%

France Government Bond	0.75%	11/25/2028	86	101,011
French Republic Government Bond OAT†	1.25%	5/25/2036	67	79,943
French Republic Government Bond OAT†	2.00%	5/25/2048	16	21,036
Total				201,990

Germany 1.35%

Bundesrepublik Deutschland Bundesanleihe	1.25%	8/15/2048	52	68,997
Bundesrepublik Deutschland Bundesanleihe	4.00%	1/4/2037	10	18,459
State of North Rhine-Westphalia Germany	1.50%	6/12/2040	43	51,830
Total				139,286

See Notes to Schedule of Investments.

34

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.49%

Indonesia Treasury Bond	8.375%	3/15/2024	$682,000	$50,271

Ireland 0.31%

Ireland Government Bond	1.70%	5/15/2037	26	31,848

Italy 1.20%

Italy Buoni Poliennali Del Tesoro	0.90%	8/1/2022	111	123,726

Japan 1.12%

Development Bank of Japan, Inc.	0.875%	10/10/2025	100	115,846

Mexico 0.67%

Mexican Bonos	5.00%	12/11/2019	950	47,959
United Mexican States (Mexico)(a)	4.75%	3/8/2044	22	21,659
Total				69,618

New Zealand 0.25%

New Zealand Local Government Funding Agency Bond	2.75%	4/15/2025	37	25,880

Peru 0.10%

Peruvian International Bond†	6.35%	8/12/2028	30	9,816

Russia 0.35%

Russian Federal Bond - OFZ	7.00%	8/16/2023	2,466	36,430

Spain 2.07%

Spain Government Bond†	1.40%	7/30/2028	44	51,172
Spain Government Bond†	3.80%	4/30/2024	57	75,514
Spain Government Bond†	4.20%	1/31/2037	56	86,763
Total				213,449

Sweden 0.95%

Kommuninvest I Sverige AB	1.00%	5/12/2025	890	98,194

Turkey 0.29%

Republic of Turkey (Turkey)(a)	7.375%	2/5/2025	30	30,188

See Notes to Schedule of Investments.

35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
United Kingdom 1.93%

United Kingdom Gilt	0.75%		7/22/2023	$32	$41,746
United Kingdom Gilt	1.50%		7/22/2047	36	46,279
United Kingdom Gilt	1.75%		9/7/2037	26	35,345
United Kingdom Gilt	2.00%		7/22/2020	22	29,158
United Kingdom Gilt	4.25%		12/7/2027	28	46,699
Total					199,227
Total Foreign Government Obligations (cost $1,811,017)					1,825,996

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.04%

Federal National Mortgage Assoc.(g)	4.00%		TBA	250	257,187
Federal National Mortgage Assoc.(g)	4.50%		TBA	550	573,147
Total Government Sponsored Enterprises Pass-Throughs (cost $824,287)					830,334

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.13%

Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(h)	10/15/2034	26	26,678
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	36,728
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(h)	4/15/2049	30	25,006
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44	%#(h)	7/10/2050	25	25,306
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44	%#(h)	7/10/2050	35	31,540
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.484%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	50	49,656
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.484%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	25	25,077
Total Non-Agency Commercial Mortgage-Backed Securities (cost $214,957)					219,991

U.S. TREASURY OBLIGATIONS 8.15%

U.S. Treasury Bond	2.75%		11/15/2042	82	81,793
U.S. Treasury Bond	3.375%		11/15/2048	147	164,011
U.S. Treasury Note(d)	Zero Coupon		3/31/2024	252	250,745
U.S. Treasury Note	2.50%		1/31/2024	149	150,825
U.S. Treasury Note	2.625%		2/15/2029	191	194,742
Total U.S. Treasury Obligations (cost $823,398)					842,116
Total Long-Term Investments (cost $10,701,022)					10,746,265

See Notes to Schedule of Investments.

36

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.02%

FOREIGN GOVERNMENT OBLIGATION(b) 0.43%

Uruguay

Uruguay Monetary Regulation Bill	Zero Coupon	8/16/2019	$1,550	$44,591

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $270,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $273,825; proceeds: $267,137			267	267,104
Total Short-Term Investments (cost $313,023)				311,695
Total Investments in Securities 107.02% (cost $11,014,045)				11,057,960
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (7.02%)				(725,620)
Net Assets 100.00%				$10,332,340

AUD	Australian dollar.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
SEK	Swedish Krona.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Securities purchased on a when-issued basis.
(e)	Amount is less than $1,000.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, swaps and futures contracts as follows:

See Notes to Schedule of Investments.

37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$1,153,000	$1,109,638	$(32,716)	$(5,646)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,646.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign Issuers.

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Goldman Sachs	4/30/2019	2,402,000	$33,434	$34,470	$1,036
Japanese yen	Buy	Toronto Dominion Bank	4/26/2019	1,500,000	13,481	13,563	82
Russian ruble	Buy	Goldman Sachs	4/30/2019	602,000	8,994	9,132	138
British pound	Sell	Toronto Dominion Bank	6/11/2019	175,000	230,084	228,721	1,363
Colombian peso	Sell	Morgan Stanley	4/30/2019	102,917,000	32,441	32,227	214
Danish krone	Sell	Morgan Stanley	4/30/2019	72,000	11,111	10,846	265
euro	Sell	Bank of America	4/1/2019	101,875	115,792	114,278	1,514
euro	Sell	Bank of America	6/18/2019	18,000	20,511	20,323	188
euro	Sell	Barclays Bank plc	6/18/2019	24,000	27,394	27,097	297
euro	Sell	Barclays Bank plc	6/18/2019	100,000	114,259	112,905	1,354
euro	Sell	Morgan Stanley	6/18/2019	73,000	83,157	82,420	737
euro	Sell	Toronto Dominion Bank	6/18/2019	17,000	19,410	19,194	216
euro	Sell	Toronto Dominion Bank	6/18/2019	45,000	50,875	50,807	68
Hungarian forint	Sell	Toronto Dominion Bank	4/30/2019	7,049,000	25,541	24,668	873
Swedish krona	Sell	Bank of America	4/9/2019	455,000	51,398	48,964	2,434
Swedish krona	Sell	Goldman Sachs	4/9/2019	192,000	21,306	20,662	644
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,423

See Notes to Schedule of Investments.

38

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency			U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Goldman Sachs	4/30/2019	55,000			$39,480	$39,074	$(406)
British pound	Buy	Bank of America	6/11/2019	29,000			38,556	37,902	(654)
Canadian dollar	Buy	Bank of America	4/30/2019	137,000			103,578	102,594	(984)
Colombian peso	Buy	Morgan Stanley	4/30/2019	102,917,000			32,994	32,227	(767)
euro	Buy	Barclays Bank plc	4/1/2019	100,000			113,521	112,175	(1,346)
euro	Buy	Bank of America	6/18/2019	143,000			161,795	161,454	(341)
euro	Buy	Bank of America	6/18/2019		*	A sector may comprise several industries.
57

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 4/2/2019	2.03%
Morgan Stanley, 3.247%, 2/10/2021	1.31%
Citigroup, Inc., 3.5725%, 1/10/2020	1.19%
Northrop Grumman Corp., 2.96%, 5/22/2019	1.02%
Macquarie Bank Ltd., 3.1439%, 4/4/2019	0.91%
Wells Fargo & Co., 3.641%, 7/22/2020	0.89%
AutoNation, Inc., 2.889%, 3/1/2019	0.81%
Boston Scientific Corp., 2.895%, 4/23/2019	0.81%
Glencore Funding LLC, 3.2149%, 4/8/2019	0.80%
Enbridge (US), Inc., 2.916%, 3/7/2019	0.80%

Holdings by Sector*	% of Investments
Auto	6.13%
Capital Goods	0.06%
Consumer Cyclicals	3.23%
Consumer Discretionary	0.29%
Consumer Services	1.17%
Consumer Staples	4.85%
Energy	8.24%
Financial Services	55.64%
Health Care	4.27%
Materials and Processing	5.10%
Producer Durables	3.51%
Technology	2.22%
Telecommunications	1.28%
Transportation	0.06%
U.S. Government	2.03%
Utilities	1.92%
Repurchase Agreement	0.00%
Total	100.00%

*	A sector may comprise several industries.
58